SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(C)	34	$ —*

Casinos & Gaming – 2.7%
New Cotai Participation Corp., Class B(A)(C)(D)	971	4,752
Studio City International Holdings Ltd. ADR(A)	108	1,285
Studio City International Holdings Ltd. ADR(A)(D)	45	530
		6,567

Total Consumer Discretionary - 2.7%		6,567

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)(D)	4	—

Total Consumer Staples - 0.0%		—

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy L.P. (A)(C)(D)	74	1,223

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc (A)(B)(C)	11	455
Vantage Drilling Co., Units(A)	—*	1
		456

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(B)(C)(D)(E)	2	66
McDermott International, Inc. (A)(C)(F)	9	—*
McDermott International, Inc.(A)	165	134
		200

Oil & Gas Exploration & Production – 0.3%
Bellatrix Exploration Ltd. (A)(B)(C)(F)	179	— *
California Resources Corp.(A)	15	357
EP Energy Corp.(A)(D)	9	305
		662
Total Energy - 1.1%		2,541

Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(B)	9	41

Total Health Care - 0.0%		41

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(C)(D)	804	5

Total Industrials - 0.0%		5

Materials

Diversified Metals & Mining – 0.0%
Westmoreland Coal Co.(A)	13	46

Total Materials - 0.0%		46

TOTAL COMMON STOCKS – 3.8%		$9,200
(Cost: $16,822)

INVESTMENT FUNDS

Registered Investment Companies – 2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	73	6,373

TOTAL INVESTMENT FUNDS – 2.6%		$6,373
(Cost: $6,316)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 1.3%
Targa Resources Corp., 9.500%(A)(D)	3	3,177

Total Energy - 1.3%		3,177

TOTAL PREFERRED STOCKS – 1.3%		$3,177
(Cost: $3,292)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 12-31-40(G)	3	13

TOTAL WARRANTS – 0.0%		$13
(Cost: $273)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 1.0%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(H)(I)	$2,185	2,311

Broadcasting – 3.5%
Clear Channel International B.V., 6.625%, 8-1-25(I)	216	228
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)(I)	4,496	4,541
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(H)	3,627	3,672
		8,441

Cable & Satellite – 6.5%
Altice France Holding S.A., 10.500%, 5-15-27(H)(I)	4,582	5,143
Altice France S.A.:
7.375%, 5-1-26(I)	926	975
8.125%, 2-1-27(H)(I)	2,659	2,931
CCO Holdings LLC and CCO Holdings Capital Corp., 5.000%, 2-1-28(H)(I)	1,642	1,736
CSC Holdings LLC, 5.750%, 1-15-30(H)(I)	555	609
DISH DBS Corp.:
5.875%, 11-15-24	699	733
7.750%, 7-1-26(H)	1,032	1,155

7.375%, 7-1-28	279	297
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(I)	832	886
VTR Finance B.V., 6.375%, 7-15-28(I)	1,087	1,188
		15,653

Integrated Telecommunication Services – 6.6%
Cablevision Lightpath LLC, 5.625%, 9-15-28(I)	460	481
Consolidated Communications, Inc., 6.500%, 10-1-28(I)	899	962
Frontier Communications Corp.:
6.875%, 1-15-25(F)(H)	2,776	1,346
11.000%, 9-15-25(F)(H)	3,876	2,035
5.875%, 10-15-27(I)	1,454	1,572
West Corp., 8.500%, 10-15-25(H)(I)	7,035	6,804
Windstream Escrow LLC, 7.750%, 8-15-28(H)(I)	2,859	2,879
		16,079

Interactive Media & Services – 0.2%
Cars.com, Inc., 6.375%, 11-1-28(I)	584	620

Publishing – 0.4%
MDC Partners, Inc., 6.500%, 5-1-24(H)(I)	1,022	1,036

Wireless Telecommunication Service – 4.6%
Digicel Group Ltd., 8.750%, 5-25-24(I)	385	404
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(I)(J)	240	125
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(I)(J)	207	57
Digicel International Finance Ltd.:
8.750%, 5-25-24(H)(I)	6,862	7,205
8.000%, 12-31-26(I)	154	129
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(I)(J)	204	207
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(H)(J)	1,542	1,380
Digicel Ltd., 6.750%, 3-1-23(H)(I)	2,128	1,646
		11,153
Total Communication Services - 22.8%		55,293

Consumer Discretionary

Apparel Retail – 0.9%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(H)(I)	976	1,085
L Brands, Inc.:
9.375%, 7-1-25(I)	253	311
6.625%, 10-1-30(I)	579	644
		2,040

Auto Parts & Equipment – 0.0%
Tenneco, Inc., 7.875%, 1-15-29(I)	59	66

Automotive Retail – 1.4%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(H)	936	976
4.750%, 3-1-30(H)	964	1,034
Ken Garff Automotive LLC, 4.875%, 9-15-28(I)	290	301
Lithia Motors, Inc., 4.375%, 1-15-31(I)	466	500
Sonic Automotive, Inc., 6.125%, 3-15-27(H)	489	515
		3,326

Casinos & Gaming – 3.8%
Boyd Gaming Corp., 4.750%, 12-1-27(H)	863	897
Colt Merger Sub, Inc., 6.250%, 7-1-25(H)(I)	1,114	1,186
Everi Payments, Inc., 7.500%, 12-15-25(H)(I)	1,304	1,353
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)(I)	927	871
Golden Nugget, Inc., 6.750%, 10-15-24(H)(I)	2,111	2,096
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
8.250%, 3-15-26(I)	1,000	1,078
7.000%, 5-15-28(I)	115	124
7.250%, 11-15-29(I)	115	126
Wynn Macau Ltd.:
4.875%, 10-1-24(I)	340	344
5.500%, 10-1-27(H)(I)	964	1,000
		9,075

Department Stores – 0.6%
Nordstrom, Inc.:
4.375%, 4-1-30	834	821
5.000%, 1-15-44	795	743
		1,564

Hotels, Resorts & Cruise Lines – 3.4%
Boyne USA, Inc., 7.250%, 5-1-25(H)(I)	443	465
Carnival Corp.:
11.500%, 4-1-23(I)	668	772
10.500%, 2-1-26(H)(I)	1,458	1,699
7.625%, 3-1-26(I)	295	321
9.875%, 8-1-27(I)	573	659
NCL Corp. Ltd.:
12.250%, 5-15-24(H)(I)	2,342	2,810
10.250%, 2-1-26(I)	684	800
5.875%, 3-15-26(I)	295	311
POWDR Corp., 6.000%, 8-1-25(I)	285	300
		8,137

Internet & Direct Marketing Retail – 0.7%
Arches Buyer, Inc., 4.250%, 6-1-28(H)(I)	1,768	1,790

Leisure Facilities – 1.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4-15-27(H)	995	1,018
6.500%, 10-1-28(I)	466	505
Live Nation Entertainment, Inc., 4.750%, 10-15-27(I)	1,013	1,040
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(I)	114	123
		2,686

Specialized Consumer Services – 0.7%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(I)	870	946
5.875%, 10-1-30(I)	725	820
		1,766

Specialty Stores – 7.0%
Academy Ltd., 6.000%, 11-15-27(I)	1,460	1,529
Guitar Center Escrow Issuer II, Inc., 8.500%, 1-15-26(I)	59	61
Michaels Stores, Inc.:
8.000%, 7-15-27(I)	1,519	1,633
4.750%, 10-1-27(I)	289	296
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(I)(J)	88	87
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(I)(K)	163	147
Staples, Inc.:
7.500%, 4-15-26(H)(I)	9,900	10,339
10.750%, 4-15-27(H)(I)	2,982	2,967
		17,059
Total Consumer Discretionary - 19.6%		47,509

Consumer Staples

Packaged Foods & Meats – 3.1%
JBS USA LLC and JBS USA Finance, Inc., 5.750%, 6-15-25(H)(I)	1,904	1,966
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(H)(I)	1,282	1,440
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(I)	357	366
5.875%, 9-30-27(H)(I)	1,275	1,383
Simmons Foods, Inc., 5.750%, 11-1-24(H)(I)	2,279	2,328
		7,483
Total Consumer Staples - 3.1%		7,483

Energy

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc, 9.875%, 12-1-25	555	575
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(H)(I)(L)	3,385	406
		981

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(I)	806	359

Oil & Gas Exploration & Production – 5.0%
Ascent Resources Utica Holdings LLC and ARU Finance Corp., 8.250%, 12-31-28(I)	59	59
Bellatrix Exploration Ltd., 8.500%, 9-11-23(F)	418	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(F)(J)	456	—
Continental Resources, Inc., 5.750%, 1-15-31(I)	591	656
Crownrock L.P., 5.625%, 10-15-25(H)(I)	2,707	2,761
Endeavor Energy Resources L.P., 5.500%, 1-30-26(H)(I)	1,014	1,041

Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(I)	678	726
Laredo Petroleum, Inc.:
9.500%, 1-15-25(H)	3,242	2,820
10.125%, 1-15-28(H)	1,161	987
QEP Resources, Inc., 5.625%, 3-1-26	75	82
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)(I)	1,866	1,887
5.375%, 9-30-25(H)(I)	975	992
		12,011

Oil & Gas Refining & Marketing – 3.0%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10-1-24	468	269
Comstock Escrow Corp., 9.750%, 8-15-26(H)	3,830	4,108
CVR Energy, Inc., 5.250%, 2-15-25(I)	568	548
PBF Holding Co. LLC:
9.250%, 5-15-25(I)	2,127	2,086
6.000%, 2-15-28(H)	578	330
		7,341

Oil & Gas Storage & Transportation – 0.5%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp., 6.250%, 4-1-23	572	573
Rattler Midstream L.P., 5.625%, 7-15-25(I)	572	604
		1,177
Total Energy – 9.0%		21,869

Financials

Financial Exchanges & Data – 1.1%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(H)(I)	2,458	2,682

Insurance Brokers – 2.9%
NFP Corp., 6.875%, 8-15-28(I)	6,566	7,010

Investment Banking & Brokerage – 0.6%
INTL FCStone, Inc., 8.625%, 6-15-25(H)(I)	1,423	1,548

Property & Casualty Insurance – 1.2%
Amwins Group, Inc., 7.750%, 7-1-26(H)(I)	1,136	1,220
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(I)(J)	1,457	1,555
		2,775

Specialized Finance – 2.3%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)(I)	2,224	2,457
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)(I)	3,053	3,206
		5,663

Thrifts & Mortgage Finance – 0.9%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)(I)	2,236	2,292

Total Financials - 9.0%		21,970

Health Care

Health Care Facilities – 2.0%
Providence Service Corp. (The), 5.875%, 11-15-25(I)	872	922
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)(I)	1,165	1,285
Surgery Center Holdings, Inc., 10.000%, 4-15-27(H)(I)	2,469	2,728
		4,935

Health Care Services – 0.8%
Heartland Dental LLC, 8.500%, 5-1-26(H)(I)	1,931	1,994

Health Care Technology – 1.8%
Verscend Holding Corp., 9.750%, 8-15-26(H)(I)	3,957	4,288

Pharmaceuticals – 2.7%
Advanz Pharma Corp., 8.000%, 9-6-24	177	177
Bausch Health Cos., Inc.:
9.250%, 4-1-26(H)(I)	948	1,057
8.500%, 1-31-27(I)	2,141	2,381
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(I)	1,460	1,569
Par Pharmaceutical, Inc., 7.500%, 4-1-27(I)	1,188	1,289
		6,473
Total Health Care - 7.3%		17,690

Industrials

Aerospace & Defense – 6.5%
TransDigm UK Holdings plc, 6.875%, 5-15-26(H)	1,143	1,208
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24(H)	2,260	2,300
6.500%, 5-15-25	471	484
7.500%, 3-15-27(H)	1,094	1,168
5.500%, 11-15-27(H)	2,821	2,965
Wolverine Escrow LLC:
8.500%, 11-15-24(H)(I)	3,116	2,973
9.000%, 11-15-26(H)(I)	4,546	4,303
13.125%, 11-15-27(I)	343	276
		15,677

Diversified Support Services – 0.6%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)(I)	2,037	1,487

Security & Alarm Services – 0.4%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(H)(I)	867	931

Total Industrials - 7.5%		18,095

Information Technology

Application Software – 0.6%
J2 Global, Inc., 4.625%, 10-15-30(I)	349	368
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc., 5.000%, 12-31-26(I)	875	912
		1,280

Electronic Equipment & Instruments – 0.8%
NCR Corp.:
5.750%, 9-1-27(I)	307	326
5.000%, 10-1-28(I)	856	903
6.125%, 9-1-29(I)	393	435

5.250%, 10-1-30(I)	285	306
		1,970

IT Consulting & Other Services – 0.2%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(I)	288	343
7.375%, 9-1-25(I)	114	123
		466

Technology Hardware, Storage & Peripherals – 0.4%
Brightstar Escrow Corp., 9.750%, 10-15-25(I)	804	859

Total Information Technology - 2.0%		4,575

Materials

Aluminum – 0.2%
Constellium SE, 5.625%, 6-15-28(I)	410	442

Commodity Chemicals – 0.8%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)(I)	1,215	1,265
5.250%, 6-1-27(H)(I)	666	710
		1,975

Construction Materials – 1.0%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)(I)	2,401	2,383

Metal & Glass Containers – 0.5%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(H)(I)(J)	859	917
HudBay Minerals, Inc., 7.625%, 1-15-25(I)	282	293
		1,210
Total Materials - 2.5%		6,010

Real Estate

Real Estate Operating Companies – 0.1%
Service Properties Trust, 5.500%, 12-15-27	118	129

Total Real Estate - 0.1%		129

TOTAL CORPORATE DEBT SECURITIES – 82.9%		$200,623
(Cost: $198,025)

LOANS(K)

Communication Services

Advertising – 0.9%
Advantage Sales & Marketing, Inc., 0.000%, 10-28-27(M)	2,211	2,201

Broadcasting – 1.0%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.714%, 8-21-26	2,658	2,554

Integrated Telecommunication Services – 4.7%
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps), 5.750%, 10-2-27	1,156	1,160
Northwest Fiber LLC (ICE LIBOR plus 550 bps), 5.653%, 5-1-27	2,780	2,785
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	6,480	6,264

Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	1,121	1,095
		11,304

Publishing – 0.4%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.395%, 8-31-25	957	950

Wireless Telecommunication Service – 1.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.510%, 5-27-24	3,180	2,901

Total Communication Services - 8.2%		19,910

Consumer Discretionary

Apparel Retail – 1.2%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	1,636	1,221
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(F)	4,059	1,776
		2,997

Automotive Retail – 0.1%
Midas Intermediate Holdco II LLC, 0.000%, 12-22-25(M)	235	238

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(J)	263	265

Internet & Direct Marketing Retail – 0.3%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 7.500%, 11-8-27	727	726

Leisure Facilities – 0.9%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.254%, 12-30-26	1,786	1,666
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(C)	398	397
		2,063

Restaurants – 0.0%
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25(F)	1,346	81

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 6.647%, 8-4-25	719	723

Specialty Stores – 2.8%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps):
0.000%, 10-16-23(M)	590	567
6.000%, 10-16-23	1,611	1,547
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	1,660	1,508
Party City Holdings, Inc. (ICE LIBOR plus 250 bps), 3.250%, 8-19-22	278	257
Staples, Inc. (ICE LIBOR plus 500 bps), 5.214%, 4-12-26	2,446	2,364

Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-16-27	341	340
		6,583

Textiles – 1.1%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.397%, 6-15-25	2,709	2,683

Total Consumer Discretionary - 6.8%		16,359

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	621	714
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22	151	136
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(C)(J)	991	396
		1,246

Oil & Gas Equipment & Services – 0.4%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 11.000%, 8-9-21(C)(E)(J)	1,284	514
McDermott Technology Americas, Inc. (ICE LIBOR plus 400 bps), 1.146%, 6-30-25	377	244
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps), 0.000%, 5-10-25(F)(M)	1,245	205
		963

Oil & Gas Storage & Transportation – 0.7%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	2,394	1,649

Total Energy - 1.6%		3,858

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.897%, 7-20-26	1,703	1,703

Property & Casualty Insurance – 1.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	3,296	3,180

Specialized Finance – 0.8%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	2,427	1,825
Lealand Finance Co. B.V., 0.000%, 6-30-24(C)(M)	10	8
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.146%, 6-30-24(C)	30	24
		1,857
Total Financials - 2.8%		6,740

Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	423	415
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	143	146
		561

Health Care Services – 4.1%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	2,719	2,649
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.188%, 6-26-26	7,268	7,222
		9,871

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	577	563

Total Health Care - 4.6%		10,995

Industrials

Building Products – 0.7%
CP Atlas Buyer, Inc. (1-Month ICE LIBOR plus 450 bps), 5.250%, 11-23-27	1,743	1,745

Construction & Engineering – 0.1%
WaterBridge Midstream Operating LLC, 0.000%, 6-21-26(M)	118	101
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	310	265
		366

Industrial Conglomerates – 2.4%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	5,832	5,839

Industrial Machinery – 2.3%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.250%, 1-28-22	941	890
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23(C)	5,469	4,580
		5,470
Total Industrials - 5.5%		13,420

Information Technology

Application Software – 1.1%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	570	572
Kronos Acquisition Holdings, Inc., 0.000%, 12-17-26(M)	2,241	2,239
		2,811

Communications Equipment – 1.2%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.652%, 11-30-25	2,549	2,299
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.902%, 11-30-26	1,214	608
		2,907

Data Processing & Outsourced Services – 2.1%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps), 5.000%, 6-29-27	951	950
CommerceHub, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-2-27	1,133	1,131
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	1,434	1,118
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	2,150	2,006
		5,205

Internet Services & Infrastructure – 0.7%
Informatica LLC, 7.125%, 2-25-25	1,629	1,655

IT Consulting & Other Services – 0.8%
Milano Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	1,983	1,980

Total Information Technology - 5.9%		14,558

Materials

Construction Materials – 1.8%
Hillman Group, Inc. (The), 0.000%, 5-31-25(M)	1,995	1,984
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	2,433	2,419
		4,403
Total Materials - 1.8%		4,403

TOTAL LOANS – 37.2%		$90,243
(Cost: $98,264)

SHORT-TERM SECURITIES	Shares

Money Market Funds(N) – 9.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	23,860	23,860

TOTAL SHORT-TERM SECURITIES – 9.8%		$23,860
(Cost: $23,860)

TOTAL INVESTMENT SECURITIES – 137.6%		$333,489
(Cost: $346,852)

BORROWINGS(O) – (35.9)%		(87,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(4,152)

NET ASSETS – 100.0%		$242,337

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
BIS Industries Ltd.	12-22-17	804	$76	$5
EP Energy Corp.	10-1-20	9	168	305
Foresight Energy L.P.	6-30-20 – 9-8-20	74	1,453	1,223
Larchmont Resources LLC	12-8-16	2	561	66
New Cotai Participation Corp., Class B	9-29-20	971	8,782	4,752
Pinnacle Agriculture Enterprises LLC	3-10-17	4	617	–
Studio City International Holdings Ltd. ADR	8-5-20	45	694	530
Targa Resources Corp., 9.500%	10-24-17	3	3,292	3,177

			$15,643	$10,058

The total value of these securities represented 4.2% of net assets at December 31, 2020.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	All or a portion of securities with an aggregate value of $98,628 have been pledged as collateral on open borrowings.

(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $165,826 or 68.4% of net assets.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(L)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at December 31, 2020.

(O)	Borrowings payable as a percentage of total investment securities is 26.1%.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets

Investments in Securities
Common Stocks
Consumer Discretionary	$1,815	$—	$4,752
Energy	492	305	1,744
Health Care	—	41	—
Industrials	—	—	5
Materials	—	46	—

Total Common Stocks	$2,307	$392	$6,501
Investment Funds	6,373	—	—
Preferred Stocks	—	3,177	—
Warrants	13	—	—
Corporate Debt Securities	—	200,623	—
Loans	—	84,324	5,919
Short-Term Securities	23,860	—	—

Total	$32,553	$288,516	$12,420

Liabilities
Payable for Borrowing	$—	$87,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$5,959	$3,173

Net realized gain (loss)	—	—*

Net change in unrealized appreciation (depreciation)	87	1,324

Purchases	—	81

Sales	—	(11)

Amortization/Accretion of premium/discount	—	(14)

Transfers into Level 3 during the period	455	3,610

Transfers out of Level 3 during the period	—	(2,244)

Ending Balance 12-31-20	$6,501	$5,919

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-20	$87	$1,324

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$4,752	Market approach	Illiquity discount	10.00%
	1,223	Market approach	Illiquity discount	30.00%
	455	Market approach	Broker quote	N/A
	66	Third-party valuation service	Broker quote	N/A
	5	Market approach	Adjusted EBITDA multiple	4.17x
Loans	5,919	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$346,852

Gross unrealized appreciation	12,917

Gross unrealized depreciation	(26,280)

Net unrealized depreciation	$(13,363)